Deferred Initial Public Offering (“IPO”) Costs (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Deferred Initial Public Offering Ipo Costs
Deferred IPO costs		$ 557,183
Deferred IPO cost charged to additional paid-in capital	$ 2,688,050